(Loss) Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
(LOSS) PER SHARE

NOTE 14 – (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted earnings per common share for the three months ended March 31, 2022 and 2021, respectively:

	For the three months ended March 31,
	2022	2021

Numerator - basic and diluted
Net (Loss)	$(3,980,524)	$(4,081,749)

Denominator
Weighted average number of common shares outstanding - basic and diluted	26,367,804	16,345,439
(Loss) per common share - basic and diluted	$(0.1510)	$(0.2497)

NOTE 16 – (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted earnings per common share for the twelve months ended December 31, 2021 and 2020, respectively:

	For the three months ended December 31,		For the twelve months ended December 31,
	2021	2020	2021	2020
Numerator - basic and diluted
Net (Loss)	$(5,295,993)	$(7,142,483)	$(20,126,787)	$(14,509,669)

Denominator
Weighted average number of common shares outstanding - basic and diluted	26,307,321	14,093,979	21,187,556	12,678,904
(Loss) per common share - basic and diluted	$(0.2013)	$(0.5068)	$(0.9499)	$(1.1444)

The weighted average number of shares of common stock has been retroactively restated to reflect the 1 for 13 reverse stock-split on February 25, 2020.